Capital stock (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital stock
Expected option life (in years)	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days
Risk free interest rate	2.99%	2.63%	0.75%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.92%	73.85%	69.03%